Schedule of Investments
March 31, 2021 (unaudited)
AmericaFirst Income Fund Class A

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 79.50%

Arrangement Of Transportation Of Freight & Cargo - 1.95%
C.H. Robinson Worldwide, Inc.	1,655	157,937

Biological Products (No Diagnostic Substances) - 3.86%
Biogen, Inc. (2)	551	154,142
Gilead Sciences, Inc.	2,449	158,279

		312,421

Cable & Other Pay Television Services - 1.87%
Charter Communications, Inc. - Class A (2)	245	151,170

Cigarettes - 2.18%
Altria Group, Inc.	3,449	176,451

Computer & Office Equipment - 2.08%
International Business Machines Corp.	1,264	168,441

Computer Communications Equipment - 2.02%
Juniper Networks, Inc.	6,459	163,606

Computer Storage Devices - 1.95%
Seagate Technology PLC	2,053	157,568

Converted Paper & Paperboard Prods (No Containers/Boxes) - 2.02%
Kimberly-Clark Corp.	1,172	162,967

Crude Petroleum & Natural Gas - 1.89%
Cabot Oil & Gas Corp.	8,124	152,569

Electric & Other Services Combined - 4.18%
Duke Energy Corp.	1,757	169,603
Public Service Enterprise Group, Inc.	2,793	168,167

		337,770

Electric Services - 8.07%
Dominion Energy, Inc.	2,201	167,188
NRG Energy, Inc.	4,119	155,410
PPL Corp.	5,741	165,570
The Southern Co.	2,651	164,786

		652,954

Gas & Other Services Combined - 2.12%
Sempra Energy	1,296	171,824

Grain Mill Products - 4.13%
General Mills, Inc.	2,733	167,587
Kellogg Co.	2,632	166,606

		334,193

Meat Packing Plants - 1.92%
Hormel Foods Corp.	3,243	154,950

National Commercial Banks - 1.96%
Comerica, Inc.	2,208	158,402

Pharmaceutical Preparations - 9.69%
AbbVie, Inc.	1,396	151,075
Merck & Co., Inc.	2,071	159,653
Pfizer, Inc.	4,490	162,673
Regeneron Pharmaceuticals, Inc. (2)	334	158,029
Vertex Pharmaceuticals, Inc. (2)	707	151,927

		783,357

Plastics Products, Nec - 1.49%
Newell Brands, Inc.	4,490	120,242

Radio Telephone Communications - 1.94%
T-Mobile US, Inc. (2)	1,253	156,988

Retail-Building Materials, Hardware, Garden Supply - 2.07%
Tractor Supply Co.	946	167,518

Retail-Variety Stores - 1.99%
Dollar General Corp.	796	161,285

Search, Detection, Navigation, Guidance, Aeronautical Sys - 1.98%
Garmin Ltd.	1,212	159,802

Semiconductors & Related Devices - 1.96%
Intel Corp.	2,474	158,336

Services-Business Services, Nec - 3.99%
eBay, Inc.	2,665	163,205
The Western Union Co.	6,476	159,698

		322,903

Services-Computer Programming, Data Processing, Etc. - 2.13%
Facebook, Inc. Class A (2)	584	172,006

Services-Prepackaged Software - 1.88%
Electronic Arts, Inc.	1,122	151,885

Specialty Cleaning, Polishing And Sanitation Preparations - 1.98%
Clorox Co.	831	160,283

Surgical & Medical Instruments & Apparatus - 2.05%
3M Co.	859	165,512

Telephone Communications (No Radio Telephone) - 1.96%
Verizon Communications, Inc.	2,719	158,110

Wholesale-Drugs Proprietaries & Druggists' Sundries - 2.19%
Cardinal Health, Inc.	2,919	177,329

Total Common Stock	(Cost $ 6,066,360)	6,428,779

Corporate Bonds - 0.08%

RGS AEGCO Funding Corp., 9.810%, 12/7/2021	62,223	6,466

Total Corporate Bonds	(Cost $ 6,334)	6,466

Real Estate Invesstment Trusts - 17.58%

AvalonBay Communities, Inc.	856	157,941
Digital Realty Trust, Inc.	1,116	157,177
Equity Residential	2,299	164,677
Iron Mountain, Inc.	4,322	159,957
Public Storage	643	158,667
Simon Property Group, Inc.	1,332	151,542
SL Green Realty Corp.	2,177	152,368
UDR, Inc.	3,652	160,177
Vornado Realty Trust	3,502	158,956

Total Real Estate Investment Trusts	(Cost $ 1,381,640)	1,421,462

Money Market Registered Investment Companies - 3.05%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 0.05% (5)	246,725	246,824

Total Money Market Registered Investment Companies	(Cost $ 246,830)	246,824

Total Investments - 100.21%	(Cost $ 7,701,164)	8,103,531

Liabilities in Excess of Other Assets - -.21%		(16,617)

Total Net Assets - 100.00%		8,086,914

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$8,097,065	$-
Level 2 - Other Significant Observable Inputs	6,466	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$8,103,531	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.